As filed with the Securities and Exchange Commission on August 26, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.1%
298,080	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	296,213

Total Asset Backed Obligations (Cost $298,080)					296,213

Collateralized Loan Obligations - 0.3%
250,000	Babson Ltd., Series 2014-3A-E2	7.13%	#^	01/15/2026	213,847
250,000	ING Ltd., Series 2013-1A-D	5.63%	#^	04/15/2024	207,905
250,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.23%	#^	11/14/2026	217,625
250,000	Octagon Investment Partners Ltd., Series 2014-1A-E2	7.39%	#^	11/25/2025	218,163
250,000	Octagon Investment Partners Ltd., Series 2014-1A-F	6.94%	#^	11/25/2025	167,413

Total Collateralized Loan Obligations (Cost $1,212,565)					1,024,953

Non-Agency Commercial Mortgage Backed Obligations - 3.2%
500,000	BAMLL Commercial Mortgage Securities Trust, Series 2011-07C1-A3B	5.38%	^	12/15/2016	501,206
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	495,468
500,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	508,678
500,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.29%	#^	12/15/2027	495,884
400,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.90%	#	12/10/2049	401,839
500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.90%	#^	12/10/2049	504,207
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	386,378
250,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	248,384
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	257,140
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.35%	#^	02/10/2035	516,179
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	404,387
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	376,283
466,254	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.27%	#^	11/12/2043	477,454
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-D	3.94%	#^	04/15/2050	403,382
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	498,755
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC20-AJ	6.28%	#	02/12/2051	249,207
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	365,047
500,000	LMREC, Inc., Series 2015-CRE1-A	2.20%	#^	02/22/2032	493,501
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.64%	#	10/15/2047	256,692
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	338,287
740,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	730,154
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2029	507,070
500,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.99%	#^	08/15/2045	509,978
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^	02/15/2048	351,621

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $10,872,466)					10,277,181

Non-Agency Residential Collateralized Mortgage Obligations - 92.9%
3,000,000	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^	07/25/2047	3,006,657
5,177,549	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	5,156,717
3,011,135	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	#	01/25/2037	2,555,792
5,781,230	Bear Stearns ALT-A Trust, Series 2006-4-31A1	3.05%	#	07/25/2036	4,813,608
3,246,127	Bear Stearns Asset Backed Securities I Trust, Series 2006-IM1-A1	0.68%	#	04/25/2036	3,030,211
4,133,020	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	3,492,507
7,200,942	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	5,964,935
638,294	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	531,234
4,000,000	CIM Trust, Series 2016-1RR-B2	12.25%	#^	07/26/2055	3,384,800
3,000,000	CIM Trust, Series 2016-2RR-B2	12.21%	#^	02/27/2056	2,476,260
3,000,000	CIM Trust, Series 2016-3RR-B2	12.17%	#^	02/27/2056	2,476,890
2,255,325	Citigroup Mortgage Loan Trust, Series 2007-AR8-FLT	3.02%	#	07/25/2047	2,073,199
2,572,887	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	2,463,544
3,730,337	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.07%	#^	04/25/2036	2,895,608
6,302,919	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	5,433,154
4,295,346	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	3,702,614
7,083,361	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	6,377,983
1,385,689	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,489,871
2,398,355	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	2,029,140
2,256,872	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	2,002,945
3,633,742	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	3,391,591
6,912,105	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	6,122,876
542,317	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	519,800
2,662,397	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	2,071,510
6,383,114	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	4,916,166
2,436,645	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,841,460
6,400,298	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	5,068,018
4,179,168	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	2,526,666
2,047,479	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,532,063
2,875,459	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	2,276,300
7,918,436	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	6,268,471
2,076,651	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,671,138
1,645,869	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,320,380
1,520,455	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	1,416,872
234,726	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	197,475
1,479,086	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	1,236,846
3,405,174	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	2,970,458
4,485,535	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	3,837,614
1,113,409	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	924,073
813,701	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	649,214
3,573,912	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	3,392,950
1,527,188	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	995,939
1,566,854	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	1,165,762
2,181,847	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,999,045
7,267,214	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	5,878,157
2,886,394	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^	02/27/2037	2,698,409
1,898,426	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	1,577,852
715,510	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	601,290
7,247,913	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	2.75%	#^	09/26/2036	6,577,160
4,524,523	First Horizon Alternative Mortgage Securities, Series 2005-FA4-1A6	5.50%		06/25/2035	4,083,978
1,664,723	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	1,430,668
4,418,421	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	3,394,602
4,688,225	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,647,303
482,014	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	447,374
3,545,785	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	2,992,815
883,334	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	716,981
3,371,290	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	3,141,611
5,525,112	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	5,236,805
3,993,483	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	2,637,845
2,399,279	Impac Secured Assets Trust, Series 2006-5-1A1B	0.65%	#	02/25/2037	2,068,180
7,147,575	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	6,184,204
5,626,956	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	4,527,549
743,888	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	615,054
4,335,630	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	3,495,805
4,588,711	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/26/2036	4,118,166
2,067,452	Lavender Trust, Series 2010-RR11-A4	6.25%	^	10/26/2036	1,721,665
980,980	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	970,357
1,027,937	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	793,857
2,195,906	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,806,808
1,785,748	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	1,584,786
4,878,871	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,605,044
2,017,416	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	#	03/25/2047	1,453,374
14,219,450	Opteum Mortgage Acceptance Corp Trust, Series 2006-2-A1C	0.72%	#	07/25/2036	9,187,498
826,068	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#	10/25/2049	857,687
2,003,086	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,816,500
3,829,770	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	3,334,134
813,945	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	586,220
2,630,509	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	2,216,673
1,970,426	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,610,746
1,222,100	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	943,324
4,466,107	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI5	5.98%	#	07/25/2034	4,258,300
4,142,471	Residential Asset Securities Corporation, Series 2007-KS3-AI3	0.70%	#	04/25/2037	3,876,040
5,753,951	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,866,582
2,423,099	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,181,073
197,005	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	186,189
2,430,770	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.05%	#	08/25/2036	2,148,368
350,000	Springleaf Mortgage Loan Trust, Series 2013-1A-B2	6.00%	#^	06/25/2058	349,928
350,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	349,916
4,786,596	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	2.87%	#	10/25/2037	4,073,624
6,898,773	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-10-3AF	0.85%	#	11/25/2036	4,798,022
7,981,837	Structured Asset Mortgage Investments II Trust, Series 2006-AR8-A2	0.66%	#	10/25/2036	6,217,815
9,245,704	Structured Asset Mortgage Investments II Trust, Series 2006-AR6-1A3	0.64%	#	07/25/2036	6,718,089
8,660,630	Structured Asset Mortgage Investments II Trust, Series 2006-AR6-1A1	0.63%	#	07/25/2036	6,872,435
979,285	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	2.47%	#	09/25/2037	963,045
6,208,902	VOLT LLC, Series 2015-NPL8-A1	3.50%	#^	06/26/2045	6,180,525
2,905,317	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	2,607,408
6,793,107	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	5,524,103
4,696,772	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	3,925,423
478,057	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	445,720
6,270,981	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	5,849,041
1,998,233	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,764,271
3,601,457	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.19%	#	04/25/2036	3,320,263
1,200,071	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	1,213,844
1,946,515	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	1,947,089

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $317,081,731)					300,867,950

Short Term Investments - 3.9%
4,239,152	BlackRock Liquidity Funds FedFund - Institutional Shares	0.31%	¿		4,239,152
4,239,153	Fidelity Institutional Money Market Government Portfolio - Class I	0.26%	¿		4,239,153
4,239,153	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.27%	¿		4,239,153

Total Short Term Investments (Cost $12,717,458)					12,717,458

Total Investments - 100.4% (Cost $342,182,300)					325,183,755
Liabilities in Excess of Other Assets - (0.4)%					(1,256,607)

NET ASSETS - 100.0%					$323,927,148

#	Variable rate security. Rate disclosed as of June 30, 2016.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2016, the value of these securities amounted to $56,254,478 or 17.4% of net assets.

¿	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Tax Cost of Investments	$342,182,300

Gross Tax Unrealized Appreciation	798,210
Gross Tax Unrealized Depreciation	(17,796,755)

Net Tax Unrealized Appreciation (Depreciation)	$(16,998,545)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	92.9%
Short Term Investments	3.9%
Non-Agency Commercial Mortgage Backed Obligations	3.2%
Collateralized Loan Obligations	0.3%
Asset Backed Obligations	0.1%
Other Assets and Liabilities	(0.4)%

100.0%

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2016[1]:

Category
Investments in Securities
Level 1
Money Market Funds	$12,717,458

Total Level 1	12,717,458
Level 2	-
Non-Agency Residential Mortgage Backed Obligations	295,273,933
Non-Agency Commercial Mortgage Backed Obligations	10,277,181
Collateralized Loan Obligations	1,024,953
Asset Backed Obligations	296,213

Total Level 2	306,872,280
Level 3	-
Non-Agency Residential Mortgage Backed Obligations	5,594,017

Total Level 3	5,594,017

Total	$325,183,755

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Levels 1, 2 or 3 during the period ended June 30, 2016.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2016	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 6/30/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2016 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$5,645,257	$13,815	$23,326	$51,533	$172	$(140,086)	$-	$-	$5,594,017	$23,326

Total	$5,645,257	$13,815	$23,326	$51,533	$172	$(140,086)	$-	$-	$5,594,017	$23,326

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2016 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2016 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$5,594,017	Market Comparables	Market Quotes	$72.84 - $93.81	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       August 24, 2016

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       August 24, 2016